UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH FUND
OCTOBER 31, 2009












                                                                      (Form N-Q)

48450-1209                                   (c)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
October 31, 2009 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               COMMON STOCKS (99.2%)

               CONSUMER DISCRETIONARY (20.6%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.8%)
      159,665  Coach, Inc.                                                                 $        5,264
                                                                                          ---------------
               APPAREL RETAIL (3.8%)
      129,599  Aeropostale, Inc.  *                                                                 4,864
      125,384  Guess?, Inc.                                                                         4,583
      173,752  Ross Stores, Inc.                                                                    7,647
      252,443  Urban Outfitters, Inc.  *                                                            7,921
                                                                                          ---------------
                                                                                                   25,015
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.8%)
       38,798  AutoZone, Inc.  *                                                                    5,250
                                                                                          ---------------
               BROADCASTING (0.7%)
      160,225  Discovery Communications, Inc. "A"  *                                                4,406
                                                                                          ---------------
               CASINOS & GAMING (0.9%)
      341,340  International Game Technology                                                        6,090
                                                                                          ---------------
               DEPARTMENT STORES (0.9%)
       99,063  Kohl's Corp.  *                                                                      5,668
                                                                                          ---------------
               EDUCATION SERVICES (1.4%)
       89,749  Apollo Group, Inc. "A"  *                                                            5,125
       48,919  ITT Educational Services, Inc.  *                                                    4,420
                                                                                          ---------------
                                                                                                    9,545
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.7%)
       97,537  Dollar Tree, Inc.  *                                                                 4,402
                                                                                          ---------------
               INTERNET RETAIL (6.0%)
      150,272  Amazon.com, Inc.  *                                                                 17,854
      192,324  Expedia, Inc.  *                                                                     4,360
      111,663  Priceline.com, Inc.  *                                                              17,619
                                                                                          ---------------
                                                                                                   39,833
                                                                                          ---------------
               PUBLISHING (0.9%)
      208,694  McGraw-Hill Companies, Inc.                                                          6,006
                                                                                          ---------------
               RESTAURANTS (2.1%)
       89,238  McDonald's Corp.                                                                     5,230
      454,903  Starbucks Corp.  *                                                                   8,634
                                                                                          ---------------
                                                                                                   13,864
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.7%)
      272,386  H&R Block, Inc.                                                                      4,996
                                                                                          ---------------
               SPECIALTY STORES (0.9%)
      146,472  Tiffany & Co.                                                                        5,755
                                                                                          ---------------
               Total Consumer Discretionary                                                       136,094
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
1 | USAA Growth Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (1.7%)
               -----------------------
               FOOD RETAIL (0.9%)
      189,037  Whole Foods Market, Inc.  *                                                $         6,060
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.8%)
       68,926  Colgate-Palmolive Co.                                                                5,420
                                                                                          ---------------
               Total Consumer Staples                                                              11,480
                                                                                          ---------------

               ENERGY (8.8%)
               -------------
               INTEGRATED OIL & GAS (1.6%)
       84,127  Murphy Oil Corp.                                                                     5,144
       69,260  Occidental Petroleum Corp.                                                           5,255
                                                                                          ---------------
                                                                                                   10,399
                                                                                          ---------------
               OIL & GAS DRILLING (0.8%)
       63,055  Transocean Ltd.  *                                                                   5,291
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
      109,436  FMC Technologies, Inc.  *                                                            5,756
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (5.5%)
       88,808  Anadarko Petroleum Corp.                                                             5,411
       47,123  Apache Corp.                                                                         4,435
       63,178  EOG Resources, Inc.                                                                  5,159
       87,133  Range Resources Corp.                                                                4,361
      275,992  Southwestern Energy Co.  *                                                          12,028
      126,446  XTO Energy, Inc.                                                                     5,255
                                                                                          ---------------
                                                                                                   36,649
                                                                                          ---------------
               Total Energy                                                                        58,095
                                                                                          ---------------

               FINANCIALS (10.6%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.8%)
       32,182  BlackRock, Inc.                                                                      6,967
      174,729  Franklin Resources, Inc.                                                            18,282
                                                                                          ---------------
                                                                                                   25,249
                                                                                          ---------------
               DIVERSIFIED BANKS (1.0%)
      235,962  Wells Fargo & Co.                                                                    6,494
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (3.8%)
       87,482  Goldman Sachs Group, Inc.                                                           14,887
      291,648  Knight Capital Group, Inc. "A"  *                                                    4,914
      256,435  TD Ameritrade Holding Corp.  *                                                       4,949
                                                                                          ---------------
                                                                                                   24,750
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
      221,254  JPMorgan Chase & Co.                                                                 9,242
                                                                                          ---------------
               SPECIALIZED FINANCE (0.6%)
       41,800  IntercontinentalExchange, Inc.  *                                                    4,188
                                                                                          ---------------
               Total Financials                                                                    69,923
                                                                                          ---------------

               HEALTH CARE (10.3%)
               -------------------
               BIOTECHNOLOGY (2.1%)
       85,803  Amgen, Inc.  *                                                                       4,610
       93,043  Celgene Corp.  *                                                                     4,750
      107,194  Gilead Sciences, Inc.  *                                                             4,561
                                                                                          ---------------
                                                                                                   13,921
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.8%)
       87,660  McKesson Corp.                                                                       5,148
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               HEALTH CARE EQUIPMENT (0.8%)
       72,845  Becton, Dickinson and Co.                                                  $         4,980
                                                                                          ---------------
               HEALTH CARE SERVICES (2.4%)
      105,848  Express Scripts, Inc.  *                                                             8,459
      130,914  Medco Health Solutions, Inc.  *                                                      7,347
                                                                                          ---------------
                                                                                                   15,806
                                                                                          ---------------
               MANAGED HEALTH CARE (0.8%)
      115,729  WellPoint, Inc.  *                                                                   5,412
                                                                                          ---------------
               PHARMACEUTICALS (3.4%)
       89,277  Abbott Laboratories                                                                  4,515
      153,298  Eli Lilly and Co.                                                                    5,214
       86,027  Johnson & Johnson                                                                    5,080
      481,624  Mylan, Inc.  *                                                                       7,821
                                                                                          ---------------
                                                                                                   22,630
                                                                                          ---------------
               Total Health Care                                                                   67,897
                                                                                          ---------------

               INDUSTRIALS (7.1%)
               ------------------
               AEROSPACE & DEFENSE (1.5%)
       92,280  General Dynamics Corp.                                                               5,786
       64,076  Lockheed Martin Corp.                                                                4,408
                                                                                          ---------------
                                                                                                   10,194
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.7%)
       98,270  Fluor Corp.                                                                          4,365
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
      123,740  Joy Global, Inc.                                                                     6,238
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.7%)
      149,035  3M Co.                                                                              10,964
                                                                                          ---------------
               INDUSTRIAL MACHINERY (2.3%)
      153,676  Flowserve Corp.                                                                     15,093
                                                                                          ---------------
               Total Industrials                                                                   46,854
                                                                                          ---------------

               INFORMATION TECHNOLOGY (37.2%)
               ------------------------------
               APPLICATION SOFTWARE (0.8%)
       89,302  Salesforce.com, Inc.  *                                                              5,068
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (5.9%)
      588,762  Brocade Communications Systems, Inc.  *                                              5,052
      693,632  Cisco Systems, Inc.  *                                                              15,849
       31,757  F5 Networks, Inc.  *                                                                 1,426
      223,043  Juniper Networks, Inc.  *                                                            5,690
      271,010  QUALCOMM, Inc.                                                                      11,222
                                                                                          ---------------
                                                                                                   39,239
                                                                                          ---------------
               COMPUTER HARDWARE (8.3%)
      126,249  Apple, Inc.  *                                                                      23,798
      351,605  Dell, Inc.  *                                                                        5,095
      293,772  Hewlett-Packard Co.                                                                 13,942
       97,009  International Business Machines Corp.                                               11,700
                                                                                          ---------------
                                                                                                   54,535
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (2.9%)
      856,372  EMC Corp.  *                                                                        14,104
      152,582  Western Digital Corp.  *                                                             5,139
                                                                                          ---------------
                                                                                                   19,243
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (3.3%)
      137,467  Hewitt Associates, Inc. "A"  *                                                       4,883

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3 | USAA Growth Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

      158,426  Visa, Inc. "A"                                                             $        12,002
      272,706  Western Union Co.                                                                    4,955
                                                                                          ---------------
                                                                                                   21,840
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.7%)
      294,051  Corning, Inc.                                                                        4,296
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.6%)
      358,446  Activision Blizzard, Inc.  *                                                         3,882
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (4.9%)
      636,629  eBay, Inc.  *                                                                       14,178
       34,451  Google, Inc. "A"  *                                                                 18,470
                                                                                          ---------------
                                                                                                   32,648
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (2.8%)
      132,453  Accenture plc                                                                        4,911
      349,067  Cognizant Technology Solutions Corp. "A"  *                                         13,492
                                                                                          ---------------
                                                                                                   18,403
                                                                                          ---------------
               SEMICONDUCTORS (4.4%)
      362,215  Broadcom Corp. "A"  *                                                                9,639
       97,491  Cree, Inc.  *                                                                        4,104
      276,460  Intel Corp.                                                                          5,283
      376,137  Marvell Technology Group Ltd.  *                                                     5,161
      206,419  Texas Instruments, Inc.                                                              4,840
                                                                                          ---------------
                                                                                                   29,027
                                                                                          ---------------
               SYSTEMS SOFTWARE (2.6%)
      194,400  Microsoft Corp.                                                                      5,391
      568,235  Oracle Corp.                                                                        11,990
                                                                                          ---------------
                                                                                                   17,381
                                                                                          ---------------
               Total Information Technology                                                       245,562
                                                                                          ---------------

               MATERIALS (2.9%)
               ----------------
               DIVERSIFIED METALS & MINING (1.2%)
      114,620  Freeport-McMoRan Copper & Gold, Inc.  *                                              8,409
                                                                                          ---------------
               INDUSTRIAL GASES (1.0%)
       81,410  Praxair, Inc.                                                                        6,467
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.7%)
      142,331  Owens-Illinois, Inc.  *                                                              4,537
                                                                                          ---------------
               Total Materials                                                                     19,413
                                                                                          ---------------
               Total Common Stocks (cost: $617,437)                                               655,318
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (0.9%)

               MONEY MARKET FUNDS (0.9%)
     6,190,372 State Street Institutional Liquid Reserve Fund, 0.25% (a)(cost:  $6,190)             6,190
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $623,627)                                       $         661,508
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 4

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($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS        OBSERVABLE       INPUTS
                                           FOR IDENTICAL       INPUTS
                                               ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $       655,318 $            -- $           -- $        655,318
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                6,190              --             --            6,190
---------------------------------------------------------------------------------------------------------
TOTAL                                     $       661,508 $            -- $           -- $        661,508
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
5 | USAA Growth Fund

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NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares and Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 6

--------------------------------------------------------------------------------

Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

--------------------------------------------------------------------------------
7 | USAA Growth Fund

--------------------------------------------------------------------------------

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2009, the Fund had no securities out on loan.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $65,342,000 and $27,461,000, respectively, resulting in net unrealized appreciation of $37,881,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $660,750,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 8

--------------------------------------------------------------------------------

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
*   Non-income-producing security.

--------------------------------------------------------------------------------
9 | USAA Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.